Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2018
Securities borrowed, lent and subject to repurchase agreements
end of	2018	2017
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	77,770	70,009
Deposits paid for securities borrowed	39,325	45,337
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,305	20,606
Deposits received for securities lent	4,318	5,890
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2018	2017
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	77,770	70,009
Deposits paid for securities borrowed	39,325	45,337
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,305	20,606
Deposits received for securities lent	4,318	5,890
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496